Offerings - Offering: 1	Nov. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,031,083,382.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 280,492.62
Offering Note	(1) Aggregate number of securities to which the transaction applies: as of November 20, 2025, the maximum number of shares of common stock, par value $0.001 per share (the "Company Common Stock"), of Jamf Holding Corp. to which this transaction applies is estimated to be 157,093,397, which consists of (1) 134,062,830 shares of Company Common Stock entitled to receive the per share merger consideration of $13.05; (2) 2,850,668 shares of Company Common Stock underlying outstanding and unexercised options that have an exercise price that is less than $13.05 entitled to receive the per share merger consideration of $13.05 less any applicable exercise price; (3) 13,682,043 shares of Company Common Stock underlying outstanding restricted stock units which may be entitled to receive the per share merger consideration of $13.05; and (4) 6,497,856 additional shares of Company Common Stock reserved for issuance pursuant to the employee stock purchase plan. (2) Estimated solely for the purpose of calculating the filing fee, the aggregate value of the transaction was calculated by adding (1) the product of 134,062,830 shares of Company Common Stock entitled to receive the per share merger consideration and the per share merger consideration of $13.05; plus (2) the product of 2,850,668 shares of Company Common Stock underlying outstanding and unexercised options that have an exercise price that is less than $13.05 and $6.39 (which is the difference between the per share merger consideration of $13.05 and the weighted average exercise price of such outstanding and unexercised options); plus (3) the product of 13,682,043 shares of Company Common Stock underlying outstanding restricted stock units and the per share merger consideration of $13.05; plus (4) the product of 6,497,856 shares of Company Common Stock reserved for issuance pursuant to the employee stock purchase plan and the per share merger consideration of $13.05. In accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by .00013810.